Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 19.75	$ 15.51
Assumptions:
Expected volatility	30.00%	31.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.58%	1.66%
Expected life	5 years	5 years